Investment Strategy - Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Jul. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000→ Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000→ Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000→ Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Russell 2000→ Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Russell 2000→ Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the Russell 2000→ Index through the use of options contracts that use the Russell 2000→ Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the Russell 2000→ Index. The Fund’s synthetic exposure to the return of the Russell 2000→ Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the Russell 2000→ Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the Russell 2000→ Index. These gains will generally provide exposure to the returns of the Russell 2000→ Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by Russell 2000→ Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Russell 2000→ Index call options with a strike price above the current value of the Russell 2000→ Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the Russell 2000→ Index beyond a certain point. If the value of the Russell 2000→ Index increases, the Fund’s long exposure to the Russell 2000→ Index through its purchase of the deeply in-the-money Russell 2000→ Index call options would allow the Fund to participate in those gains. However, if the Russell 2000→ Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Russell 2000→ Index into current income. For instance, if, on a given business day, the Fund sold Russell 2000→ Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Russell 2000→ Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long Russell 2000→ Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Russell 2000→ Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Russell 2000→ Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange→ options (“FLEX Options”) that utilize the Russell 2000→ Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A a significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Russell 2000→ Index

The Russell 2000→ Index is a measure of the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell→. The Russell 2000→ Index is a subset of the Russell 3000→ Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell→. The Russell 2000→ Index is a float-adjusted capitalization-weighted index of equity securities issued by the smallest issuers in the Russell 3000→ Index. The Russell 2000→ Index is comprised of approximately 2,000 component securities and is rebalanced and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Russell 2000→ Index is so concentrated.